CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to owners of parent	Subscribed capital	Capital reserves	Accumulated deficit	Accumulated other comprehensive gain (loss)	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2021	€ 32,717	€ 7,027	€ 110,264	€ (85,974)	€ 1,400	€ (230)	€ 32,487
Loss for the period	(688)			(688)		(65)	(753)
Foreign currency translations	(88)				(88)		(88)
Reclassification to profit or loss on deconsolidation of subsidiary	(1,475)				(1,475)		(1,475)
Equity-settled share-based payment	43		43				43
Balance at the end at Mar. 31, 2022	30,509	7,027	110,307	(86,662)	(163)	(295)	30,214
Balance at the beginning at Dec. 31, 2021	32,717	7,027	110,264	(85,974)	1,400	(230)	32,487
Loss for the period							(11,409)
Balance at the end at Dec. 31, 2022	24,427	9,135	112,996	(97,240)	(464)	295	24,722
Loss for the period	(3,217)			(3,217)		(34)	(3,251)
Foreign currency translations	36				36		36
Equity-settled share-based payment	37		37				37
Balance at the end at Mar. 31, 2023	€ 21,283	€ 9,135	€ 113,033	€ (100,457)	€ (428)	€ 261	€ 21,544